DIVIDEND PLUS+ INCOME FUND (the “Fund”)

Supplement dated October 8, 2014 to the Prospectus dated December 30, 2013 as Supplemented June 26, 2014 and July 11, 2014

Effective October 6, 2014, the name of the Fund’s investment adviser has been changed from MAI Wealth Advisors, LLC to MAI Capital Management, LLC. Any reference to the former name is hereby replaced with MAI Capital Management, LLC.

For more information, please contact a Fund customer service representative toll free at
(800) 943-6786.

PLEASE RETAIN FOR FUTURE REFERENCE.

244-PSA-1014

DIVIDEND PLUS+ INCOME FUND (the “Fund”)

Supplement dated October 8, 2014 to the Statement of Additional Information dated December 30, 2013 as Supplemented June 26, 2014 and July 11, 2014

Effective October 6, 2014, the name of the Fund’s investment adviser has been changed from MAI Wealth Advisors, LLC to MAI Capital Management, LLC. Any reference to the former name is hereby replaced with MAI Capital Management, LLC.

For more information, please contact a Fund customer service representative toll free at
(800) 943-6786.

PLEASE RETAIN FOR FUTURE REFERENCE.